Supplemental Cash Flow Information - Changes in Non-Cash Working Capital Items Related to Operating Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ (54,830)	$ 34,669	$ (24,285)
Prepaid expenses and other assets	(6,618)	5,983	804
Accounts payable and accrued liabilities	39,413	38,627	(23,745)
Advances from (to) affiliate	51,841	(5,061)	73,129
Change in non-cash working capital items related to operating activities	$ 29,806	$ 74,218	$ 25,903